Document and Entity Information	Aug. 25, 2016
Prospectus:
Document Type	497
Document Period End Date	Aug. 25, 2016
Registrant Name	FRONTIER FUNDS, INC.
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Aug. 25, 2016
Document Effective Date	Aug. 25, 2016
Prospectus Date	May 25, 2016
Frontier Silk Invest New Horizons Fund | Institutional Class
Prospectus:
Trading Symbol	FSNHX
Frontier Silk Invest New Horizons Fund | Service Class
Prospectus:
Trading Symbol	FNHSX